Document And Entity Information	12 Months Ended
Jan. 31, 2023 shares
Entity Addresses [Line Items]
Entity Registrant Name	PREDICTMEDIX INC.
Entity Central Index Key	0001868079
Document Type	20-F
Document Period End Date	Jan. 31, 2023
Current Fiscal Year End Date	--01-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-00000
Entity Common Stock Shares Outstanding	122,051,292
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	77 King Street W.
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Toronto
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5K 1G8
Local Phone Number	889-6916
City Area Code	647
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Trading Symbol	PMED
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Accounting Standard	International Financial Reporting Standards
Title of 12(b) Security	Common
Auditor Name	Kreston GTA LLP
Auditor Location	Markham, Canada
Auditor Firm ID	6644
Canadian Securities Exchange [Member]
Entity Addresses [Line Items]
Security Exchange Name	NONE